UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10083

Investment Company Act file number

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss

Merrill Lynch Alternative Investments LLC

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for Service)

Registrant's telephone number, including area code: (866) 637-2587

Date of fiscal year end: 3/31/2015

Date of reporting period: 9/30/2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS, LLC

Consolidated Financial Statements

(Unaudited)

Period from April 1, 2014 to September 30, 2014

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Consolidated Financial Statements

(Unaudited)

Period from April 1, 2014 to September 30, 2014

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling (866) 637-2587.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 637-2587 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 637-2587, and on the Commission’s website at http://www.sec.gov.

Excelsior Multi-Strategy Hedge Fund of Funds, LLC
Consolidated Statement of Assets and Liabilities (Unaudited)

September 30, 2014

ASSETS

Investments in Portfolio Funds, at fair value (cost $169,064,114)	$261,003,483
Cash and cash equivalents	16,415,760
Redemptions receivable from investments in Portfolio Funds	10,323,992
Current income tax credit	12,070

Total Assets	287,755,305

LIABILITIES

Repurchase of Members' units payable	3,438,591
Advisory fee payable	1,071,303
Professional fees payable	291,090
Administration fees payable	93,060
Board of Managers' fees payable	50,000
Other liabilities	28,106

Total Liabilities	4,972,150

Net Assets	$282,783,155

Composition of Net Assets
Paid-in capital	$217,459,803
Accumulated net investment loss	(29,725,408)
Accumulated net realized gain on investment transactions	3,109,391
Accumulated net unrealized appreciation on investments	91,939,369
Net Assets	$282,783,155

Net Asset Value Per Unit (based on 168,893.427 units outstanding)	$1,674.329

The accompanying notes are an integral part of these consolidated financial statements.

1

Excelsior Multi-Strategy Hedge Fund of Funds, LLC
Consolidated Schedule of Investments (Unaudited)

September 30, 2014

						First
	First			% of	% Ownership	Available
	Acquisition		Fair	Net	of Portfolio	Redemption
Portfolio Funds *	Date	Cost	Value**	Assets	Funds	Date ***	Liquidity ****

Event Driven/Relative Value
Anchorage Capital Partners Offshore, Ltd.	1/1/2012	$3,360,318	$7,800,799	2.76%	0.11%	N/A	Annually
Archview Fund, L.P.	10/1/2012	10,000,000	12,028,955	4.25%	4.27%	N/A	Quarterly
Aristeia Partners, L.P.	4/1/2008	537,502	11,528,352	4.08%	1.44%	N/A	Quarterly
Beach Point Total Return Offshore Fund II, Ltd.	12/1/2013	10,000,000	10,296,040	3.64%	1.18%	N/A	Quarterly
Canyon Value Realization Fund, L.P. (1)	7/1/2003	-	275,345	0.10%	0.01%	N/A	(2)
COMAC Global Macro Fund, Ltd.	3/1/2012	7,000,000	6,685,931	2.36%	0.64%	N/A	Monthly
CQS Directional Opportunities Feeder Fund, Ltd.	2/1/2014	5,000,000	5,159,784	1.82%	0.17%	N/A	Monthly (3)
Double Black Diamond, Ltd.	1/1/2012	9,804,037	12,427,447	4.39%	0.36%	N/A	Quarterly (4)
Drake Global Opportunities Fund, L.P. (1)	4/1/2009	-	15,688	0.01%	0.45%	N/A	(5)
Farallon Capital Partners, L.P. (1)	11/1/2004	-	4,430,000	1.57%	0.10%	N/A	(2)
Fore Multi-Strategy Offshore Fund, Ltd.	9/1/2012	10,000,000	10,531,221	3.72%	0.72%	N/A	Quarterly
Garrison Special Opportunity Fund, L.P. (1)	7/1/2009	1,602,995	1,728,187	0.61%	1.13%	N/A	(6)
Mast Credit Opportunities I, L.P.	6/1/2010	9,500,000	11,622,752	4.11%	9.93%	N/A	Quarterly
Monarch Debt Recovery Fund, Ltd.	1/1/2012	8,662,511	13,065,664	4.62%	0.93%	N/A	Annually
Moore Macro Managers Fund, Ltd.	4/1/2012	11,500,000	14,866,505	5.26%	0.38%	N/A	Quarterly
Owl Creek Asia Fund, Ltd.	3/1/2014	7,000,000	6,989,445	2.47%	2.05%	N/A	Monthly (7)
Strategic Value Restructuring Fund L.P. (1)	4/1/2009	882,884	266,638	0.09%	0.01%	N/A	(2)
SVRF (Onshore) Holdings LLC (1)	4/1/2009	417,855	59,353	0.02%	0.29%	N/A	(6)
Vicis Capital Fund (1)	4/1/2009	2,084,687	32,758	0.01%	0.74%	N/A	(5)
Strategy Total		97,352,789	129,810,864	45.89%
Hedged Long/Short Equity
OCCO Eastern European Fund	7/1/2012	11,000,000	12,558,330	4.44%	1.95%	N/A	Monthly
SAB Capital Partners, L.P. (1)	4/1/2001	-	2,274	0.00%	0.00%	N/A	(2)
Scopia PX, LLC	9/1/2005	4,000,000	13,051,055	4.62%	0.92%	N/A	Quarterly
Strategy Total		15,000,000	25,611,659	9.06%
Opportunistic Long/Short (Global)
AKO Partners L.P.	10/1/2005	-	12,279,245	4.34%	1.21%	N/A	Quarterly
Childrens Investment Fund, LP	4/1/2013	8,500,000	10,458,200	3.70%	0.41%	N/A	Annually
Egerton Capital Partners, L.P.	10/1/2009	10,000,000	14,505,065	5.13%	1.70%	N/A	Monthly
Indus Asia Pacific Distribution Holding Company, Ltd.	7/1/2014	194,333	186,996	0.07%	2.65%	N/A	(6)
Indus Japan Fund, L.P.	3/1/2004	1,000,000	6,432,141	2.27%	1.07%	N/A	Quarterly
Indus Pacific Opportunities Fund, L.P.	7/1/2014	5,000,000	4,978,381	1.76%	0.72%	9/30/2015	Quarterly
Rohatyn Group Global Opportunity Partners, L.P. (1)	4/1/2009	-	21,838	0.01%	0.19%	N/A	(2)
Sirios Overseas Fund, Ltd.	3/1/2014	6,000,000	5,958,848	2.11%	1.63%	N/A	Quarterly
Strategy Total		30,694,333	54,820,714	19.39%
Opportunistic (U.S. Only)
Addison Clark Fund, L.P.	4/1/2008	4,016,635	9,581,394	3.39%	1.85%	N/A	Quarterly
Brookside Cayman II, Ltd.	1/1/2012	8,286,396	11,340,245	4.01%	7.51%	N/A	Quarterly
Swiftcurrent Offshore, Ltd.	1/1/2012	6,605,651	12,435,882	4.40%	1.13%	N/A	Quarterly
Swiftcurrent Partners, L.P. (1)	10/1/2000	-	169,430	0.06%	0.02%	N/A	(2)
Valinor Capital Partners Offshore, Ltd.	1/1/2012	7,108,310	17,070,655	6.04%	0.70%	N/A	Quarterly
Valinor Capital Partners, L.P. (1)	7/1/2007	-	162,640	0.06%	0.02%	N/A	(2)
Strategy Total		26,016,992	50,760,246	17.96%

Total Investments in Portfolio Funds		$169,064,114	$261,003,483	92.30%
Other Assets, less Liabilities			21,767,602	7.70%
Net Assets			$282,771,085	100.00%

The accompanying notes are an integral part of these consolidated financial statements.

2

Excelsior Multi-Strategy Hedge Fund of Funds, LLC
Consolidated Schedule of Investments (Unaudited) (continued)

September 30, 2014

The investments in Portfolio Funds shown above, representing 92.30% of Net Assets, have been fair valued in accordance with procedures established by the Board of Managers.

The Company's investments on September 30, 2014 are summarized below based on the investment strategy of each specific Portfolio Fund.

Investment Strategy	% Total Investments in Portfolio Funds
Event Driven/Relative Value Funds	49.74%
Hedged Long/Short Equity Funds	9.81%
Opportunistic Long/Short (Global) Funds	21.00%
Opportunistic (U.S. Only) Funds	19.45%
100.00%

*	Non-income producing investments. The Company's investments in Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.
**	See definition in Note 3.
***	From most recent investment date.
****	Available frequency of redemptions after initial lock-up period.
N/A	Initial lock-up period has either expired prior to 9/30/2014 or the Portfolio Fund did not have an initial lock-up period. However, redemption restrictions may be imposed in the future.

(1)	Portfolio Fund is held by Excelsior Multi-Strategy 1099 Blocker Fund, LLC, which is wholly-owned by the Company.
(2)	All of the Company's remaining interest in Portfolio Fund is in side pocket accounts and is illiquid.
(3)	Portfolio Fund requires at least 180 days advance notice on redemptions.
(4)	Redemptions from this Portolio Fund are limited to 25% of the Company's interest per each redemption period not falling on the anniversary quarter. The Company's interest can be fully redeemed on an annual basis (in the anniversary quarter of the initial investment).
(5)	Portfolio Fund is liquidating its assets and is in the process of returning capital to its partners. Due to the liquidation, the Portfolio Fund has suspended redemption rights. The full liquidation is expected to take at least two years following the date of this report.
(6)	Portfolio Fund has limited redemption rights by segregating its less liquid assets from the main (liquid) portfolio and created a liquidating vehicle with the intention of liquidating those assets in a reasonable manner.
(7)	Redemptions from this Portfolio Fund are limited to 25% of the Company's interest per each redemption period.

The accompanying notes are an integral part of these consolidated financial statements.

3

Excelsior Multi-Strategy Hedge Fund of Funds, LLC
Consolidated Statement of Operations (Unaudited)

Period from April 1, 2014 to September 30, 2014

EXPENSES

Advisory fee	$2,161,572
Professional fees	335,923
Administration fees	187,547
Bank note facility fee	129,322
Board of Managers' fees	100,000
Insurance expense	78,954
Custody Fees	43,000
Other expenses	5,068

Total Expenses	3,041,386

Net Investment Loss	(3,041,386)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS

Net realized gains from investments in Portfolio Funds	5,108,606
Income tax expense (benefit)	(31,072)
Net realized gains, net of taxes	5,139,678
Net change in accumulated unrealized appreciation on investments	1,995,220
Net realized and unrealized gains on investments in Portfolio
Funds, net of taxes	7,134,898

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,093,512

The accompanying notes are an integral part of these consolidated financial statements.

4

Excelsior Multi-Strategy Hedge Fund of Funds, LLC
Consolidated Statements of Changes in Net Assets

	Period from
	April 1, 2014 to
	September 30, 2014	Year ended
	(Unaudited)	March 31, 2014
OPERATIONS
Net investment loss	$(3,041,386)	$(6,825,969)
Net realized gains from investments in Portfolio Funds, net of taxes	5,139,678	12,393,472
Net change in accumulated unrealized appreciation on investments	1,995,220	11,377,103

Increase in net assets resulting from operations	4,093,512	16,944,606

CAPITAL TRANSACTIONS
Proceeds from units issued	1,099,300	344,750
Payments for units repurchased	(12,921,985)	(82,012,203)
Dividend distributions from ordinary income	-	(16,886,905)
Dividend distributions from long-term capital gains	-	(8,740,971)
Dividend distributions from short-term capital gains	-	(999,296)
Reinvested dividends	-	26,012,624

Decrease in net assets resulting from capital transactions	(11,822,685)	(82,282,001)

Net decrease in net assets	(7,729,173)	(65,337,395)

NET ASSETS AT BEGINNING OF PERIOD	290,512,328	355,849,723

NET ASSETS AT END OF PERIOD	$282,783,155	$290,512,328

The accompanying notes are an integral part of these consolidated financial statements.

5

Excelsior Multi-Strategy Hedge Fund of Funds, LLC
Consolidated Statement of Cash Flows (Unaudited)

Period from April 1, 2014 to September 30, 2014

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$4,093,512
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net change in accumulated unrealized appreciation on investments	(1,995,220)
Net realized gain from Portfolio Fund redemptions	(5,108,606)
Purchases of Portfolio Funds	(6,219,436)
Proceeds from Portfolio Funds' redemptions	15,902,628
Decrease (increase) in operating assets:
Other assets	68,301
Deferred tax	23,400
Current income tax credit	(12,070)
Increase (decrease) in operating liabilities:
Professional fees payable	(72,960)
Advisory fee payable	(58,212)
Current income tax payable	(45,942)
Other liabilities	(6,069)
Administration fees payable	(3,802)
Net Cash Provided by Operating Activities	6,565,524

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from units issued	1,019,300
Payments for units repurchased	(20,720,265)
Net Cash Used in Financing Activities	(19,700,965)

Net decrease in cash and cash equivalents	(13,135,441)
Cash and cash equivalents at beginning of period	29,551,201
Cash and Cash Equivalents at End of Period	$16,415,760

The accompanying notes are an integral part of these consolidated financial statements.

6

Excelsior Multi-Strategy Hedge Fund of Funds, LLC
Consolidated Financial Highlights

The following represents per unit data and certain ratios to average net assets, total return, and other supplemental information for the periods indicated*:

	For the period from
	April 1, 2014 to			For the period from
	September 30, 2014	For the year ended	For the year ended	January 1, 2012 to
	(Unaudited)	March 31, 2014	March 31, 2013(1)	March 31, 2012(1)(2)
Per Unit Operating Performance*
Beginning net asset value	$1,651.147	$1,715.546	$1,715.672	$1,657.635
Net increase in net assets resulting from operations:
Net investment loss**	(17.339)	(37.411)	(38.508)	(9.724)
Net realized and unrealized gain on investments**	40.521	129.846	116.148	67.761
Net change in net assets resulting from operations	23.182	92.435	77.640	58.037
Distributions:
From net income	-	(99.464)	-	-
From realized gains	-	(57.370)	(77.766)	-
Ending net asset value	$1,674.329	$1,651.147	$1,715.546	$1,715.672

	For the period from
	April 1, 2014 to
	September 30, 2014	For the year ended:
	(Unaudited)	March 31, 2014	March 31, 2013(4)	March 31, 2012(2)(3)		March 31, 2011(3)
Net assets, end of period	$282,783,155	$290,512,328	$355,849,723	$220,626,106		$265,238,587
Ratio of net investment loss to average net assets (a)(b)	(1.05%)	(2.10%)	(2.05%)	(2.06%)		(2.05%)
Ratio of total expenses before tax expense to average net assets (a)(b)(c)(d)(e)	1.05%	2.10%	2.11%	2.04%		2.07%
Ratio of total expenses to average net assets (a)(b) (c)(d)	1.04%	2.15%	2.39%	2.07%		2.07%
Ratio of net expenses to average net assets (b)(c)	1.04%	2.15%	2.33%	2.06%		2.05%
Portfolio turnover (f)	2.28%	11.71%	15.55%	34.60	%Ɨ	11.27%
Total return (g)	1.40%	5.47%	4.70%	(1.29%)		3.47%

*	Effective as of December 31, 2012, the Company merged with certain other funds that formerly pursued their investment objectives by investing in the Company (the "Merger"). One of those other funds, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC (the "TI Fund"), was determined to be the surviving entity in the Merger for financial reporting purposes. Accordingly, all information relating to periods prior to the effective date of the Merger is that of the TI Fund (see Note 1).
**	Per unit data is calculated using the change in net asset value per unit for each month during the period.
(1)	The per unit data presented has been adjusted to reflect the ratio of Company Units issued in exchange for TI Fund Units in connection with the Merger effective as of December 31, 2012.
(2)	The TI Fund elected to be taxed as a regulated investment company (a "RIC") for tax purposes during this period. Prior to January 1, 2012, the interests in the TI Fund were not unitized.
(3)	The data presented is that of the TI Fund, except for portfolio turnover. Portfolio turnover is shown for the Company.
(4)	The ratios for this period (except for portfolio turnover) are calculated using the data of the TI Fund for the period of April 1, 2012 through December 31, 2012, and that of the Company for the period of January 1, 2013 through March 31, 2013.
Ɨ	Ratio includes investments that were transferred from onshore Portfolio Funds to parallel offshore Portfolio Funds due to the Company's RIC Conversion on January 1, 2012 (see Note 2c).
(a)	Ratio reflects the Company’s income and expenses and, for the periods prior to January 1, 2013, the TI Fund’s proportionate share of income and expenses of the Company. Ratio does not reflect the Company’s and, for the periods prior to January 1, 2013, the Company’s proportionate share of the net investment income (loss) and expenses, including incentive fees or allocations, of Portfolio Funds. Portfolio Funds' expense ratios, excluding incentive fees or allocations, range from 0.41% to 7.48% (unaudited). Portfolio Funds' incentive fees or allocations can be up to 25% of profits earned (unaudited).
(b)	Average net assets are determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	Ratio reflects the direct expenses, excluding placement fees, if any, and, for the periods prior to January 1, 2013, includes the TI Fund's proportionate share of the expenses of the Company.
(d)	Ratio is before any expense limitation reimbursement per the Expense Limitation Agreement (see Note 2b).
(e)	Ratio is before the current and deferred income tax provision or benefit related to the net investment income/loss and realized and unrealized gain or loss from Excelsior Multi-Strategy 1099 Blocker Fund, LLC (the “Blocker Fund”) and, for the periods prior to January 1, 2013, the TI Fund’s proportionate share of the Blocker Fund’s income tax expense.
(f)	Portfolio turnover is shown for the consolidated Company and, for the periods from January 1, 2012 through September 30, 2014, includes purchases and sales of investments in the Blocker Fund.
(g)	Total return assumes a purchase of a unit (or an interest) on the first day and the sale of a unit (or an interest) on the last day of the period, excluding placement fees. For periods ended on or prior to March 31, 2012, total return is calculated using geometrically linked monthly returns. An individual Member's return may vary from these returns based on the timing of the Member's subscriptions and redemptions.

The accompanying notes are an integral part of these consolidated financial statements.

7

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2014

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds, LLC (the “Company”), formerly known as Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC and prior to that as Excelsior Directional Hedge Fund of Funds Master Fund, LLC, was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s investment objective is to seek capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the investment objective of the Company will be achieved. The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds. The Company invests in the Portfolio Funds as a limited partner, shareholder or member along with other investors.

Prior to January 1, 2012, the Company was taxed as a partnership. Effective January 1, 2012, the Company is treated as an association taxable as a corporation and intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for tax purposes (the "RIC Conversion").

In connection with the RIC Conversion, and in order to comply with certain requirements necessary to maintain RIC status, Excelsior Multi-Strategy 1099 Blocker Fund, LLC (the "Blocker Fund"), a Delaware limited liability company, was formed to hold certain Portfolio Funds. These financial statements are consolidated financial statements of the Company and the Blocker Fund.

Until December 31, 2012, the Company operated as a “master fund”, and Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC (the “TI Fund”), Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC (the “TI 2 Fund”), Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC (the “TE Fund”), and Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC (the “TE 2 Fund”), each a Delaware limited liability company that was registered under the 1940 Act as a non-diversified, closed-end management investment company (the “Feeder Funds”); pursued their investment objectives by investing substantially all of their assets in the Company. The Feeder Funds had the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursued their investment objective by investing in the Company).

On December 27, 2012, the members of each of the TI Fund and the TE Fund approved Plans of Reorganization (each, a “Plan”) providing for the merger of the TI Fund and the TE Fund with and into the Company, and on January 22, 2013, the members of the TE 2 Fund (together with the TI Fund and the TE Fund, the "Reorganizing Funds") approved a Plan providing for the merger of the TE 2 Fund with and into the Company (collectively, the "Merger"). The Merger was effective as of December 31, 2012 for the TI Fund and for the TE Fund, and as of January 31, 2013 for the TE 2 Fund. The members of the TI 2 Fund did not approve the plan of reorganization. Therefore, on January 28, 2013, the Board of Managers of the TI 2 Fund approved its liquidation, and the interest in the Company held by the TI 2 Fund was redeemed effective January 31, 2013. As a result, effective January 31, 2013, the Company ceased to operate as a master fund.

8

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

In connection with the Merger, the Company assumed all of the assets and liabilities of the Reorganizing Funds, and members of the Reorganizing Funds received units of the Company (“Units) equal in value to the value of their interests in the Reorganizing Funds. The Merger was a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.

The TI Fund was determined to be the surviving entity in the Merger for financial reporting purposes. Accordingly, in the accompanying financial statements, the Merger has been reflected as an acquisition by the TI Fund of the Company, in exchange for shares of the TI Fund, although the Company was the surviving legal and tax entity in the Merger. The accompanying financial statements and financial highlights reflect the activities and results of operations of the TI Fund for all periods prior to December 31, 2012, and those of the Company from that date through September 30, 2014, except where otherwise noted. In addition, the per Unit data presented has been adjusted to reflect the ratio of Company Units issued in exchange for interests in the TI Fund in connection with the Merger.

Until December 31, 2013, Bank of America Capital Advisors LLC (“BACA”), an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"), registered as a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), served as investment adviser of the Company and provided various management and administrative services to the Company.

Effective December 31, 2013, BACA reorganized into its affiliate, Merrill Lynch Alternative Investments LLC (“MLAI” or the “Adviser”) (the “Reorganization”). As the survivor of the Reorganization and the successor of BACA, MLAI assumed all responsibilities for serving as the investment adviser of the Company under the terms of the investment advisory agreement between BACA and the Company. The transfer of the advisory agreement from BACA to MLAI was not deemed to constitute an “assignment” of the investment advisory agreement. The personnel of MLAI who provide services to the Company are the same personnel who previously provided such services to the Company on behalf of BACA. MLAI is registered as an investment adviser under the Advisers Act and is an indirect wholly-owned subsidiary of Bank of America. Its principal office is located at 4 World Financial Center, 250 Vesey Street, New York, NY 10080. Bank of America, a financial holding company, has its principal executive offices at 101 North Tryon Street, Charlotte, NC 28255. The Reorganization was intended to facilitate the consolidation of multiple investment advisory entities within Bank of America.

9

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

The Board of Managers of the Company (the “Board”) has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Company (and prior to the Merger, on behalf of the Feeder Funds) as are customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation. The Board has engaged the Adviser to manage the day-to-day operations of the Company.

Subscriptions for Units in the Company by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Units from its members (“Members”) pursuant to written tenders by the Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Company offer to repurchase Units from Members four times each year, effective as of the last day of each calendar quarter. Members can transfer or assign Units only under certain limited circumstances. The Company’s repurchases of Units from Members are recognized as liabilities when the amount payable for repurchased Units becomes fixed. This generally will occur on the last day of a fiscal period.

2. Significant Accounting Policies

These consolidated financial statements have been prepared on a consolidated basis in conformity with generally accepted accounting principles in the United States ("GAAP"). All inter-company accounts and transactions have been eliminated in consolidation. The following is a summary of the significant accounting policies followed by the Company and the Blocker Fund in preparation of these consolidated financial statements.

a. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board. Expenses, including incentive fees and allocations, allocated to the Company attributable to its investments in the Portfolio Funds are not presented on the Consolidated Statement of Operations and are not included in the expense ratios shown in the Consolidated Financial Highlights. The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the Consolidated Statement of Operations.

10

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

 Prior to December 31, 2012, the TI Fund and BACA were parties to an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”), under which BACA agreed, subject to possible reimbursement by the TI Fund as described below, to waive fees or pay or absorb expenses of the TI Fund (including the TI Fund’s share of the ordinary operating expenses of the Company, but excluding any fees, expenses and incentive allocations of the Portfolio Funds) to the extent necessary to limit the ordinary operating expenses of the TI Fund (including the TI Fund’s share of the ordinary operating expenses of the Company, but excluding taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the TI Fund and the Company) to 1.84% per annum of the TI Fund’s average monthly net assets (the “Expense Limitation”).

On December 31, 2012, in connection with the Merger, the Expense Limitation Agreement was terminated, and BACA waived its right to receive any amounts that would otherwise be reimbursable to it under the recapture provisions of the Expense Limitation Agreement.

c. Income Taxes and Distributions

The Company is the surviving tax entity in the Merger. Effective January 1, 2012, the Company is treated as an association taxable as a corporation and intends to qualify as a RIC and to distribute substantially all of the Company's taxable earnings to its Members. As provided in the Code applicable to a RIC, in any fiscal year in which the Company so qualifies and distributes at least 90% of its taxable income, the Company, but not the Members, will be relieved of federal income tax on the income distributed. Therefore, no provision (benefit) for Federal income taxes on income, other than taxes on income earned by the Blocker Fund, is recorded in the Company's financial statements. Qualification as a RIC requires that the Company meet certain asset diversification, income distribution and nature of gross income requirements. The Company is subject to the risk that, due to the investment activities of the Portfolio Funds and other factors, it may not so qualify in some periods. Should the Company fail to qualify as a RIC, its taxable income would be subject to tax at established corporate rates. With respect to the Company’s investments in Portfolio Funds that are passive foreign investment companies (“PFICs”), the Company has made elections to include its allocable share of the income of such PFICs currently in its calculation of ordinary income and capital gains for the year, when the required information is available, or it may currently include the appreciation in the value of such PFICs as ordinary income. For PFICs where no election was made as of October 31, 2012, the Company was subject to interest and penalties. The Company accrues the estimated amount of such interest and penalties based on the current value of the related investments. For the tax year ended October 31, 2013, the Company accrued and paid interest and penalties in the amount of $53,483.

11

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

The Blocker Fund does not intend to qualify as a RIC pursuant to Subchapter M of the Code, but is taxed as a corporation. As a corporation, the Blocker Fund is obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. A fund taxed as a corporation may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Blocker Fund is currently using an estimated 7.5 percent rate for state and local tax.

Effective as of January 1, 2012, the Company changed its tax year end from December 31 to October 31. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances as of October 31, 2013.

The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. They may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Permanent “book/tax” differences result in the reclassification of amounts between accumulated net investment loss, accumulated net realized loss on investment transactions and paid-in capital reported on the Company’s Consolidated Statement of Assets and Liabilities as of September 30, 2014. Permanent differences are evaluated based upon the Company’s tax year end; permanent differences after October 31, 2013 will be reflected in future periods. Such permanent “book/tax” differences are principally attributable to the aforementioned tax differences for federal tax purposes recognized upon the sale or other disposition of the Company’s investments in PFICs and partnerships, non deductible expenses, and certain transactions between the Company and the Blocker Fund. The Company’s net assets were unaffected by these reclassifications. Accordingly, the following amounts have been reclassified as of fiscal year ended March 31, 2014:

12

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

Decrease in accumulated net investment loss	Increase in accumulated net realized loss on investment transactions	Increase in paid-in capital
$5,775,226	$(8,409,151)	$2,633,925

In order to avoid imposition of an excise tax applicable to a RIC, it is also the Company’s intention to declare and pay as dividends in each calendar year at least 98% of taxable ordinary income earned during the calendar year and 98.2% of its net realized capital gains earned during the twelve months ending October 31 plus undistributed amounts from prior years.

The tax character of distributions paid for the twelve months ended September 30, 2014 was as follows:

From ordinary income	$16,886,905
From short-term capital gains	999,296
From long-term capital gains	8,740,971
Total distribution	$26,627,172

The Company makes distributions of net investment income and capital gains, if any, at least annually, on a calendar year basis. Distributions to Members are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Company. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The Blocker Fund’s tax expense or benefit is included in the Consolidated Statement of Operations, based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized. From time to time, as new information becomes available, the Blocker Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

The Company may rely, to some extent, on information provided by the Portfolio Funds, which may not necessarily be timely, to estimate taxable income allocable to the Blocker Fund, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Company will modify its estimates or assumptions regarding its tax benefit/(liability), and such modifications could be material.

13

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

Cost Basis

The cost of Portfolio Funds that are partnerships for federal income tax purposes is adjusted for items of taxable income allocated to the Company from such Portfolio Funds. The allocated taxable income is reported to the Company by each such Portfolio Fund on a Schedule K-1, or PFIC statement, generally as of December 31 (or in certain cases taxable income for PFICs is determined using a mark-to-market election). As a result, the aggregate cost of Portfolio Funds as of October 31, as well as the tax composition of net assets for federal income tax purposes, has been estimated by the Adviser using information from the Portfolio Funds and/or other information. The actual tax cost of investments and composition of net assets for federal income tax purposes may be different. The Company's required distributions and tax liability for the tax year, including the period November 1, 2013 through September 30, 2014, will be determined by the net investment income or loss and net realized gain or loss for the tax year ending October 31, 2014.

At October 31, 2013, gross unrealized appreciation and depreciation of investments in the Portfolio Funds held by the Company based on cost for federal income tax purposes were as follows:

	Attributable to investments held directly by the Company	Attributable to investments held directly by the Blocker Fund
Cost of Investments in Portfolio Funds	$258,286,269	$10,359,776

Gross Unrealized Appreciation	23,367,837	191,729
Gross Unrealized Depreciation	(1,863,043)	(2,290,452)
Net Unrealized Appreciation/(Depreciation)	$21,504,794	$(2,098,723)

The Company's cost of investment in the Blocker Fund for federal income tax purposes at October 31, 2013 was $10,266,905. The cost of investments in Portfolio Funds attributable to investments held directly by the Company shown above excludes the cost of the Company’s investment in the Blocker Fund.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions, primarily relating to investments in PFICs and partnerships. As of October 31, 2013, the Company’s components of accumulated earnings on a tax basis were as follows:

14

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

Undistributed ordinary loss	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital and other losses -
Unrealized appreciation	21,224,892
Total accumulated earnings	$21,224,892

The Company’s accumulated earnings were distributed on December 27, 2013, and no undistributed tax earnings for the tax year ended October 31, 2013 remain as of September 30, 2014.

Pursuant to the Company’s RIC Conversion, the unrealized appreciation on a tax basis shown above includes a basis adjustment to the tax cost of the Company’s investment in the Blocker Fund of approximately $2,600,000.

The income tax provisions (benefits) for the Blocker Fund for the period from April 1, 2014 to September 30, 2014 and the year ended March 31, 2014 are as follows:

	For the period from April 1, 2014 to September 30, 2014	Year Ended March 31, 2014
Current Provision (Benefit):
Federal	$(48,913)	$(44,173)
State	(9,100)	152,723
	(58,013)	108,550
Deferred Provision (Benefit):
Federal	18,999	13,720
State	4,401	(2,882)
	23,400	10,838
Total Provision (Benefit)	$(34,613)	$119,388

15

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

Total income tax expense (benefit) differed from the amounts computed by applying the U.S. federal statutory income tax rate of 35% to income before income tax expense as a result of the following:

	For the period from April 1, 2014 to September 30, 2014	Year Ended March 31, 2014
Federal income tax expense at the statutory rate	$48,248	$112,622
State income tax expense, net of federal tax benefit	6,720	15,687
Change to the effective state tax rate	(18,324)	(15,116)
Change in valuation allowance	(71,257)	6,195
Tax Expense	$(34,613)	$119,388

Components of the Company's deferred tax assets and liabilities are as follows:

Blocker Fund	For the period from April 1, 2014 to September 30, 2014	Year Ended March 31, 2014
Deferred Tax Asset
Excess of tax cost over value of investments	$1,012,174	$1,106,831
Valuation allowance	(1,012,174)	(1,083,431)
Total net deferred tax asset	$-	$23,400

There were no deferred tax assets or liabilities of the Company other than those from the Blocker Fund.

As part of the process of preparing its consolidated financial statements, the Company is required to account for the Blocker Fund’s estimate of income taxes for federal and state purposes through the establishment of a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carry forwards. Deferred tax assets and liabilities are measured using the effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Blocker Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. The determination of whether a valuation allowance is required is based on the evaluation criterion provided by ASC 740, Income Taxes (‘‘ASC 740’’) that it is more likely than not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Blocker Fund’s valuation allowance are: the difference between the fair value and tax cost of specific assets and liabilities, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carry forward periods and the associated risk that operating and capital loss carry forwards may expire unused.

16

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

Unexpected significant decreases in cash distributions from the Blocker Fund’s investments or significant changes in the fair value of their investments may change the Blocker Fund's assessment regarding the recoverability of deferred tax assets and may result in an adjustment to the valuation allowance. If a valuation allowance is adjusted to create a deferred tax asset in the future, it could have a material impact on the Blocker Fund's net asset value and results of operations in the period in which it is recorded. In addition, the timing of realization of gains and losses by the Portfolio Funds could have a positive or adverse impact on the Blocker Fund's income tax provision (benefit), and such impact could be material. The Blocker Fund’s policy is to estimate the deferred portion of net realized income for the current period based on operating expenses incurred directly and indirectly by the Blocker Fund, and to estimate the capital gains or losses attributable to known Portfolio Funds’ realizations made during the fiscal period that have not yet been recognized for tax purposes. For the period November 1, 2013 to September 30, 2014, net capital gains attributable to such realizations amounted to $19,876. As of September 30, 2014, these capital gains have been reflected in the tax basis of the underlying investments held by either the Blocker Fund or the Company.

At September 30, 2014, the Blocker Fund did not have a foreign tax credit or a net operating loss carryforward for federal income tax purposes. For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. Foreign tax credits may be carried forward indefinitely.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Company is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management of the Company is required to analyze tax positions expected to be taken in the Company's tax returns, as defined by statutes of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2014, the Company did not have a liability for any federal income or excise taxes owed with respect to tax years ended on or before December 31, 2013. The Company has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits attributable to these periods will significantly change in the next twelve months. The Company’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. At September 30, 2014, the Company had no uncertain tax positions that would require recognition, derecognition, or disclosure in the consolidated financial statements.

17

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

The Blocker Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its statements of operations. As of September 30, 2014, the Blocker Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Blocker Fund has reviewed all major jurisdictions and concluded that there is no impact on the Blocker Fund's net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on its tax returns.

d. Security Transactions

Purchases of investments in the Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund. Sales are recorded as of the last day of legal ownership or participation in a Portfolio Fund. Sales and redemption proceeds and distributions received from the Portfolio Funds, whether in the form of cash or securities, are applied first as a reduction of the investment’s cost, and any excess is treated as realized gain from investments in the Portfolio Funds. The Company has consistently applied this method of accounting for sales and redemption proceeds and distributions.

e. Other

Prior to the RIC Conversion on January 1, 2012, the Company did not issue Units, and net investment income or loss and net realized and unrealized gain or loss from the Company's investments in Portfolio Funds for each fiscal period were allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Company’s Limited Liability Company Agreement (the “LLC Agreement”).

Effective January 1, 2012, the Company issues Units at their offering price, which is equal to the NAV per Unit. The NAV of the Company is computed as of the close of business on the last day of each month. The Company's NAV is the value of the Company's assets less its liabilities, and its NAV per Unit equals that NAV divided by the number of the issued and outstanding Units.

Cash and cash equivalents consist of amounts maintained in a Bank of New York Mellon account.

18

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

f. Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services - Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). The amendments in ASU 2013-08 change the approach in determining whether an entity is an investment company and provides comprehensive implementation guidance for that assessment. Under ASU 2013-08, entities regulated under the 1940 Act will automatically qualify as investment companies while unregistered entities are required to have certain fundamental characteristics and should consider other typical characteristics to qualify as an investment company. ASU 2013-08 also includes certain disclosure requirements for investment companies. The guidance is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Adviser has reviewed the requirements and believes the adoption of the ASU 2013-08 will not have a material impact on the Company’s consolidated financial statements.

3. Portfolio Valuation

The NAV of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the LLC Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

Investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investments in the Portfolio Funds as determined by each Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith pursuant to procedures adopted by the Board. Generally, the NAVs of investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period. As of September 30, 2014, most of the investments in the Portfolio Funds were fair valued using the NAV of the Portfolio Fund. The amount of the Company’s investments that were not fair valued using NAV of Portfolio Fund represented 0.04% of the Company’s total fair value of investments in Portfolio Funds as of September 30, 2014.

The Portfolio Funds generally record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments by the Portfolio Funds, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategies and market forces.

19

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

Because of the inherent uncertainty of valuation of the Company’s investments in Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

The Adviser conducts initial and ongoing due diligence monitoring of the Company’s investments in Portfolio Funds. The due diligence process includes evaluation of the Portfolio Funds’ investment managers’ valuation policies and procedures and assessment of specific valuation matters. In addition to formal annual due diligence reviews of the Portfolio Funds’ investment managers, the Adviser conducts regular discussions with the Portfolio Funds’ investment managers, which may include discussions concerning valuation policy and valuation matters that may impact the Portfolio Funds. The Adviser is responsible for the implementation and maintenance of internal controls and procedures related to the Portfolio Funds’ valuations. The Adviser may rely upon valuations provided by the investment managers of the Portfolio Funds. The Adviser maintains an investment committee that convenes periodically to oversee the application of the Company’s valuation policies and review various Portfolio Funds’ valuation metrics.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions on liquidity than the main portfolio of the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances where such a Portfolio Fund closes its operations, the Company may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of September 30, 2014, the Company’s investments in side pockets and Portfolio Funds in liquidation represented 2.60% of the Company’s Net Assets. Restrictions applicable to individual Portfolio Funds are described in detail on the Company’s Consolidated Schedule of Investments. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital.

The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

20

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the Consolidated Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the Company’s Consolidated Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates. The Company complies with the authoritative guidance under GAAP for estimating the fair value of investments in Portfolio Funds that have calculated NAV in accordance with the specialized accounting guidance for investment companies. Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

Investments may be classified as Level 2 when market information (observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. Portfolio Fund investments that the Company has the ability to redeem within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Company’s investments in Portfolio Funds from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Adviser uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate or adjust the fair value of such Level 3 instruments.

21

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at September 30, 2014:

	Level 1	Level 2	Level 3	Total
Event Driven/Relative Value Funds	$-	$77,559,755	$52,251,109	$129,810,864
Hedged Long/Short Equity Funds	-	25,609,385	2,274	25,611,659
Opportunistic Long/Short (Global) Funds	-	39,175,299	15,645,415	54,820,714
Opportunistic (U.S. Only) Funds	-	50,428,176	332,070	50,760,246
Total	$-	$192,772,615	$68,230,868	$261,003,483

The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

The Company recognizes transfers into and out of the Levels indicated above at the beginning of the reporting period. The transfers between the Levels for the period from April 1, 2014 to September 30, 2014 are shown in the reconciliation table below.

The following table includes a roll-forward of the amounts for the period from April 1, 2014 to September 30, 2014 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

22

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

	Balance as of 3/31/2014	Transfers in*	Net realized gain (loss) from Portfolio Fund redemptions	Net change in accumulated unrealized appreciation on investments	Purchases	Sales	Balance as of 9/30/2014
Event Driven/ Relative Value Funds	$43,568,668	$7,549,279	$619,111	$558,275	$1,000,000	$(1,044,224)	52,251,109
Hedged Long/ Short Equity Funds	2,283	-	-	(9)	-	-	2,274
Opportunistic Long/Short (Global) Funds	10,192,863	-	-	258,219	5,219,436	(25,103)	15,645,415
Opportunistic (U.S. Only) Funds	422,410	-	92,462	(90,340)	-	(92,462)	332,070

Total	$54,186,224	$7,549,279	$711,573	$726,145	$6,219,436	$(1,161,789)	$68,230,868

*Transfers in represent an investment in Portfolio Fund that was previously categorized as Level 2 investment for the year ended March 31, 2014. Reclassification is made as of April 1, 2014 due to a change in the redemption terms of this investment and the Company’s ability to redeem from this Portfolio Fund within three months of the balance sheet date.

The net change in accumulated unrealized appreciation for the period from April 1, 2014 to September 30, 2014, for Level 3 investments held by the Company as of September 30, 2014, was an increase of $726,145 as shown in the table below.

Net Change in Accumulated Unrealized Appreciation
Event Driven/Relative Value Funds	$558,275
Hedged Long/Short Equity Funds	(9)
Opportunistic Long/Short (Global) Funds	258,219
Opportunistic (U.S. Only) Funds	(90,340)
$726,145

The Company uses authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the NAV per share for the investment. In using NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair market value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments.  A listing of the investments held by the Company and their attributes as of September 30, 2014, that may qualify for these valuations are shown in the table below.

23

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

Investment Class	Fair Value	Redemption Frequency	Notice Period	Redemption Restrictions and Terms

Event Driven/Relative Value Funds (a)	$129,810,864	Monthly - Annually	45 - 180 Days	0-1 years

Hedged Long/Short Equity Funds (b)	$25,611,659	Monthly - Quarterly	30 - 60 Days	none

Opportunistic Long/Short (Global) Funds (c)	$54,820,714	Monthly - Annually	30 - 92 Days	0-1 years

Opportunistic (U.S. Only) Funds (d)	$50,760,246	Quarterly	45 - 60 Days	none

The information summarized in the preceding table represents the general terms of the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most of the Portfolio Funds have the flexibility, as provided for in the constituent documents, to modify and waive such terms. Additional details on the terms and restrictions for each Portfolio Fund are included on the Consolidated Schedule of Investments included with this report.

The Company’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for Portfolio Funds would generally be NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated using NAV of the Portfolio Funds.

a)	Event Driven/Relative Value Funds This class includes Portfolio Funds that invest using two primary styles: Event-Driven and Relative Value. Event-Driven strategies typically include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or special situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

b)	Hedged Long/Short Equity Funds This class includes Portfolio Funds that invest primarily in common stocks (short, long and balanced). Management of each Portfolio Fund has the ability to shift investments from value to growth strategies, from small to large capitalization stocks, and from a net long to a net short position. These Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, short sales, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities within the scope of each respective operating agreement.

24

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

c)	Opportunistic (Global) Funds This class includes Portfolio Funds that invest in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. These Portfolio Funds may include global long/ short equity funds, global macro funds, and commodity pools.

d)	Opportunistic (U.S.) Only Funds This class includes Portfolio Funds that invest in domestic markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. These Portfolio Funds may include global long/short equity funds, global macro funds, and commodity pools.

As of September 30, 2014, the Company had investments in 36 Portfolio Funds. The Company, as an investor in these Portfolio Funds, pays management fees of up to 3.0% (per annum) of the net asset value of its ownership interest in the Portfolio Funds, as well as incentive fees or allocations of up to 25.00% of net profits earned that are allocable to the Company's ownership interest in such Portfolio Funds. The Company also generally bears a pro rata share of the other expenses of each Portfolio Fund in which it invests. Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2014, ranged from approximately 0.41% to 18.56% of the Company's average invested capital in the Portfolio Funds. Incentive fees or allocations for the same fiscal year ranged from approximately 0.00% to 12.14% of the Company's average invested capital in the Portfolio Funds. These ratios may vary over time depending on the allocation of the Company's assets among Portfolio Funds and the actual expenses and investment performance of the Portfolio Funds. Although the foregoing ranges of Portfolio Fund expenses are based on audited financial data received from the Portfolio Funds, the ranges were not audited by the Company's independent registered public accounting firm.

Aggregate purchases and proceeds from redemptions of interests in Portfolio Funds for the Company from April 1, 2014 to September 30, 2014 were $6,219,436 and $24,860,156, respectively. There were no unfunded commitments outstanding to the Portfolio Funds at September 30, 2014.

Certain Portfolio Funds’ financial statements excluded details of their investment securities portfolios. As of September 30, 2014, the Adviser was unaware of any significant issuer concentration in the Company’s Portfolio Funds.

4. Advisory Fee

The Adviser provides investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Adviser a quarterly advisory fee in arrears at an annual rate of 1.5% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.

25

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

For the period from April 1, 2014 to September 30, 2014, the Company incurred advisory fees totaling $2,161,572, of which $1,071,303 was payable as of September 30, 2014.

5. Related Party Transactions and Other

As of September 30, 2014, two Members owned in excess of 5% of the Company’s outstanding Units, having an aggregate value equal to approximately 19.95% of the Company’s total net assets and are deemed “affiliated persons” (as defined in the 1940 Act) of the Company (the "Affiliated Members"). The affiliation between the Affiliated Members and the Company is based solely on the percentage of ownership.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with Portfolio Funds in which the Company invests and with companies in which Portfolio Funds invest.

The Board is made up of five Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Company (the “Disinterested Managers”). The Disinterested Managers each receive an annual retainer of $40,000 for their services to the Company. All Disinterested Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers. For the period from April 1, 2014 to September 30, 2014, the Company incurred $100,000 in Board-related fees, $50,000 of which was payable as of September 30, 2014.

The Company has retained UMB Fund Services, Inc. (the "Administrator") to provide accounting and certain administrative and investor services to the Company. The Administrator is a subsidiary of UMB Financial Corporation.

BNY Mellon Investment Servicing Trust Company serves as custodian of the Company’s assets and provides custodial services to the Company.

26

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

6. Net Assets

Unit transactions were as follows:

	Period from April 1, 2014 to September 30, 2014	Year ended March 31, 2014
Units outstanding at beginning of year	175,945.773	207,426.456
Units reinvested	-	15,891.966
Units issued	661.871	196.193
Units repurchased	(7,714.217)	(47,568.842)
Units outstanding at end of year	168,893.427	175,945.773

7. Bank Note - Line of Credit Facility

The Company had a revolving loan credit facility with an unaffiliated financial institution for a line of credit at any one time of up to $35,000,000 secured by the Company's cash and investment securities. Interest on any outstanding loans accrued at a rate per annum equal to LIBOR plus 2.20% and the Company was required to pay a facility fee at a rate of 1.10% per annum on the unused portion of the line of credit. For the period from April 1, 2014 to September 30, 2014, the Company incurred $129,322 in facility fees related to the credit facility. On October 24, 2013, the Company submitted a notice to terminate the revolving loan credit facility agreement. The facility agreement was terminated effective as of July 22, 2014. As of and during the period from April 1, 2014 to September 30, 2014, the Company did not have any revolving loans outstanding under the facility.

8. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.

Because the Company is a closed-end investment company, Units are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Units at the NAV per Unit, Units are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Units by the Company, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Units. Because the Company’s investments in Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose Units are accepted for repurchase also bear the risk that the Company's NAV per Unit may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Units are valued for the purpose of repurchase. Member repurchases for the period from April 1, 2014 to September 30, 2014 are included on the Consolidated Statement of Changes in Net Assets.

27

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

As described in the footnotes to the Company’s Consolidated Schedule of Investments and in Note 3, some Portfolio Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Company. Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from Portfolio Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Company’s control, such as a general market disruption or an operational issue affecting the Company or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company's capital invested in the Portfolio Funds can be withdrawn on a limited basis. As a result, the Company may not be able to liquidate quickly some of its investments in the Portfolio Funds in order to meet liquidity requirements.

There are a number of other risks to the Company. Three principal types of risk that can adversely affect the Company’s investment approach are market risk, strategy risk, and manager risk. The Company also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Company and potentially for each Portfolio Fund.

9. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications, and has indemnified the Board, the Adviser, and others. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

28

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (Unaudited) (continued)

September 30, 2014

10. Litigation

Effective as of April 1, 2009, the TI Fund acquired the assets of BACAP Alternative Multi-Strategy Hedge Fund, LLC (“BACAP Fund”), a 1940 Act registered management investment company, and transferred these assets to the Company in exchange for the assumption by the Company of all known liabilities of BACAP Fund (the “Acquisition”).  As previously noted (see Note 1), effective December 31, 2012, the TI Fund was merged into the Company.  The trustee (the "Trustee") for a bankrupt entity (the “Entity”) informed the Company that the Trustee may assert a claim against the Company relating to an investment by BACAP Fund in another fund which other fund, in turn, invested indirectly in a vehicle connected to the Entity, which claim would seek recovery of monies traceable to the Entity related vehicle.  To date, the Trustee has not sent a demand letter to the Company nor asserted the amount of the potential claim.  The Company has not accrued any liability related to this matter and believes it unlikely that the Company's liability (if any) will be material to the Company based on the amount of the investment by BACAP Fund at issue and the profits realized by BACAP Fund from such investment.

11. Subsequent Events

The Company has evaluated all subsequent events through the date on which these financial statements were issued and, except as noted below, has determined that no additional disclosures are required.

On September 29, 2014, the Company announced a tender offer (the “Offer”) to purchase up to $42,500,000 of outstanding Units from Members at NAV. The NAV of the Units will be calculated for this purpose as of December 31, 2014. The Offer expired on October 27, 2014. Approximately $10,456,537 of outstanding Units (based on September 30, 2014 NAV) were validly tendered and not withdrawn prior to the expiration of the Offer, and were accepted for purchase in accordance with the terms of the Offer by the Company.

On November 3, 2014, the Company paid $2,817,938 for 1,762.116 Units repurchased from Members on September 30, 2014. The payment amount for Units repurchased differs from that presented on the Consolidated Statement of Assets and Liabilities as Repurchase of Members’ units payable due to the amounts held back from initial payments made to Members whose Units have been fully repurchased.

29

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Approval of New Advisory Agreement (Unaudited)

At a meeting held in person on June 19, 2014, the Board, including a majority of the Independent Managers, approved the continuation of the Company's investment advisory agreement (the "Advisory Agreement") with the Adviser for an additional one year period. The Independent Managers were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser.

In considering this matter, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies; and information relating to the costs and profitability of the Adviser ("Profitability Analysis") from its relationship with the Company. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement.

The Board discussed and reviewed the nature, extent and quality of services that the Adviser provides to the Company. The Board also discussed the structure and capabilities of the Adviser, including technology and operational support, which support the services provided to the Company. The Board agreed that the Company benefits from these services, and assessed the nature, scope and quality of services provided to the Company by the Adviser as indicated by the materials and information supplied to the Board. In doing so, the Board considered the Adviser's extensive administrative and compliance infrastructure. Representatives of the Adviser confirmed that the Adviser has adequate resources to deliver all required services to the Company. The Board also reviewed and discussed the experience and qualifications of key personnel of the Adviser and reviewed biographical information regarding such personnel. The Board also reviewed the financial information and other information provided regarding the Adviser and Bank of America included in the materials distributed in connection with the consideration of the continuation of the Advisory Agreement. The Independent Managers noted their overall satisfaction with the nature, quality and extent of services provided by the Adviser and concluded that the Company was receiving all services required from the Adviser under the Advisory Agreement, and that the quality of these services was satisfactory.

The Board also considered information relating to the quality of services provided by the Adviser, including the investment performance of the Company. The Board reviewed the performance of the Company relative to that of comparable registered funds of hedge funds and concluded that the Company's performance compared favorably with the performance of similar registered funds.

The Board also considered information comparing the fees and expenses of the Company to those of other similar registered funds of hedge funds. In this regard, the Independent Managers determined that the fees and expenses of the Company are within the range of those of similar funds.

The Board reviewed and discussed the information contained in the Profitability Analysis, including the nature and amounts of expenses allocated to the Company and profits realized by the Adviser. Representatives of the Adviser noted that the Adviser had not received any significant indirect benefits from its relationship with the Company. After reviewing the information contained in the Profitability Analysis, and other information discussed at the meeting, the Board determined that the Adviser's profitability attributable to the Company was not so disproportionately large that it bore no reasonable relationship to the services rendered and also determined that, given the performance of the Company and the Adviser's service level, the current profitability to the Adviser was not excessive.

30

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Approval of New Advisory Agreement (Unaudited) (continued)

With regard to economies of scale, the Board considered the fact that economies of scale are realized when there is a significant increase in a fund's assets. The Independent Managers accepted management's assertion that the assets of the Company have not reached a size for the Adviser to realize economies of scale that could be shared with the Company's investors.

The Board, including a majority of the Independent Managers, determined that it is in the best interest of the Company and its members to continue in effect the Advisory Agreement for an additional annual period.

31

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not applicable for semi-annual reports.

(a) (2)	Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2 (a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds, LLC

By (Signature and Title):	/s/ Spencer N. Boggess
Spencer N. Boggess, Principal Executive Officer

Date: December 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds, LLC

By (Signature and Title):	/s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date: December 5, 2014